STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT
Cash and cash equivalents	R$ 5,821,672	R$ 4,513,582
Short-term investments	2,520,648	1,025,845
Trade receivable	3,597,535	1,685,764
Inventories	4,544,270	1,430,550
Recoverable taxes	1,071,349	395,640
Income tax and social contribution	242,091	113,478
Derivative financial instruments	139,856
Other current assets	616,120	265,198
Current assets other than assets held for sale	18,553,541	9,430,057
Assets held for sale	181,279
Total current assets	18,734,820	9,430,057
NON-CURRENT
Recoverable taxes	932,212	409,214
Income tax and social contribution	478,524	334,671
Deferred income tax and social contribution	1,339,725	374,448
Judicial deposits	566,190	337,255
Derivative financial instruments	1,768,122	737,378
Short-term investments	16,104	7,402
Other non-current assets	1,527,668	83,836
Total long-term assets	6,628,545	2,284,204
Property, plant and equipment	5,235,057	1,773,889
Intangibles	26,917,128	5,076,501
Right of use	3,402,047	2,619,861
Total non-current assets	42,182,777	11,754,455
TOTAL ASSETS	60,917,597	21,184,512
CURRENT
Borrowings, financing and debentures	3,805,649	3,354,355
Leases	1,059,661	542,088
Trade payable and reverse factoring operations	6,774,205	1,829,756
Payroll, profit sharing and social charges	1,340,683	560,376
Tax liabilities	785,367	320,890
Income tax and social contribution	441,253	388,238
Dividends and interest on shareholders' equity payable		95,873
Derivative financial instruments	61,201	11,806
Provision for tax, civil and labor risks	58,756	18,650
Other current liabilities	1,832,811	396,391
Total current liabilities	16,159,586	7,518,423
NON-CURRENT
Borrowings, financing and debentures	10,017,264	7,432,019
Lease	2,798,794	1,975,477
Payroll, profit sharing and social charges	43,763
Tax liabilities	109,454	122,569
Deferred income tax and social contribution	1,288,045	450,561
Provision for tax, civil and labor risks	2,000,444	201,416
Other non-current liabilities	1,113,139	121,702
Total non-current liabilities	17,370,903	10,303,744
TOTAL LIABILITIES	33,530,489	17,822,167
SHAREHOLDERS' EQUITY
Capital stock	12,377,999	1,485,436
Treasury shares	(11,667)
Capital reserves	11,052,135	999,931
Legal profit reserve	120,166	154,039
Retained losses	(759,937)	(92,066)
Equity valuation adjustment	4,585,631	815,005
Shareholders' equity attributed to the Company's controlling shareholders	27,364,327	3,362,345
Non-controlling interest in shareholders' equity of subsidiaries	22,781
Total shareholders' equity	27,387,108	3,362,345
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 60,917,597	R$ 21,184,512